Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of disclosure of analysis of single amount of discontinued operations	Results of discontinued operations

EURm	2025	2024	2023
Net sales	—	1 059	1 120
Expenses	—	(989)	(1 090)
Operating profit	—	70	30
Financial income and expenses	—	(7)	5
Impairment loss recognized on the remeasurement to fair value less costs to sell	—	(514)	—
Gain on sale	22	29	—
Profit/(loss) from discontinued operations before tax	22	(422)	35
Income tax expense	—	(5)	(5)
Profit/(loss) from discontinued operations(1)	22	(427)	30
(1)Profit/loss from discontinued operations is attributable to the equity holders of the parent in its entirety.
Cash flows from discontinued operations

EURm	2025	2024	2023
Net cash flows from/(used in) operating activities	—	193	(44)
Net cash flows from/(used in) investing activities(1)	40	(188)	(59)
Net cash flows used in financing activities	—	(18)	(14)
Net cash flows from/(used in) discontinued operations	40	(13)	(117)
(1)Cash proceeds from the disposal of the Submarine Networks business, net of cash disposed of, are included in net cash flows from/used in investing activities of discontinued operations.